Long-term debt - Schedule of Long Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Principal	$ 261,851	$ 479,535
Current portion of long-term debt	(26,030)	(25,008)
Long-term debt	235,821	454,527
Revolving credit facility:
Disclosure of detailed information about borrowings [line items]
Principal	192,287	395,822
Current portion of long-term debt	0
Long-term debt	192,287
Fekola Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal	43,061	57,242
Masbate Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal	10,799	13,071
Otjikoto equipment loan facility (net of unamortized transaction costs)
Disclosure of detailed information about borrowings [line items]
Principal	5,973	10,816
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Principal	9,731	2,186
Current portion of long-term debt	(2,981)
Long-term debt	6,750
Nicaraguan equipment loans
Disclosure of detailed information about borrowings [line items]
Principal	0	398
Current portion of long-term debt	0
Long-term debt	0
Equipment loans/finance lease obligations:
Disclosure of detailed information about borrowings [line items]
Principal	69,564	83,713
Principal | Revolving credit facility:
Disclosure of detailed information about borrowings [line items]
Principal	200,000	400,000
Principal | Fekola Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal	43,966
Principal | Masbate Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal	11,130
Principal | Otjikoto equipment loan facility (net of unamortized transaction costs)
Disclosure of detailed information about borrowings [line items]
Principal	6,033
Unamortized Transaction Costs | Revolving credit facility:
Disclosure of detailed information about borrowings [line items]
Principal	$ (7,713)	$ (4,178)